Cover	Dec. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The information in this Current Report on Form 8-K/A with respect to Item 8.01 (including the press release attached hereto as Exhibit 99.1) is being furnished pursuant to Item 8.01 of Form 8-K and shall not be deemed to be “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liabilities of that section, nor shall it be deemed to be incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act. This current report on Form 8-K/A (including Exhibit 99.1) will not be deemed an admission as to the materiality of any information contained herein.
Document Period End Date	Dec. 17, 2024
Entity File Number	000-56508
Entity Registrant Name	Elvictor Group, Inc.
Entity Central Index Key	0001741489
Entity Tax Identification Number	82-3296328
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Vassileos Constantinou 79
Entity Address, Address Line Two	Vari
Entity Address, City or Town	Attiki
Entity Address, Country	GR
Entity Address, Postal Zip Code	16672
City Area Code	646
Local Phone Number	491-6601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false